PROPERTY, PLANT AND EQUIPMENT - Movements (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in property, plant and equipment
At the beginning of the year	$ 134,096,351
At the end of the year	132,658,360	$ 134,096,351
Gross carrying amount
Changes in property, plant and equipment
At the beginning of the year	338,508,295	341,158,282
Revaluation	(266,908)	(6,566,680)
Additions	30,646,864	25,851,613
Disposals	(34,606,354)	(21,934,920)
At the end of the year	334,281,897	338,508,295
Depreciation [member]
Changes in property, plant and equipment
At the beginning of the year	(204,411,944)	(194,626,570)
Disposals	25,486,330	15,595,793
Of the Year	(22,697,923)	(25,381,167)
At the end of the year	(201,623,537)	$ (204,411,944)
Furniture and facilities [member]
Changes in property, plant and equipment
At the beginning of the year	$ 5,615,432
Useful Life	10 years	10 years
At the end of the year	$ 8,114,694	$ 5,615,432
Furniture and facilities [member] | Gross carrying amount
Changes in property, plant and equipment
At the beginning of the year	40,574,402	40,417,474
Additions	3,869,810	650,616
Disposals	(70,694)	(493,688)
At the end of the year	44,373,518	40,574,402
Furniture and facilities [member] | Depreciation [member]
Changes in property, plant and equipment
At the beginning of the year	(34,958,970)	(34,016,981)
Disposals	82,004	717,533
Of the Year	(1,381,858)	(1,659,522)
At the end of the year	(36,258,824)	$ (34,958,970)
Machinery and equipment [member]
Changes in property, plant and equipment
At the beginning of the year	$ 18,050,060
Useful Life	5 years	5 years
At the end of the year	$ 15,210,179	$ 18,050,060
Machinery and equipment [member] | Gross carrying amount
Changes in property, plant and equipment
At the beginning of the year	159,924,156	153,672,817
Additions	4,145,443	6,829,442
Disposals	(11,384,465)	(578,103)
At the end of the year	152,685,134	159,924,156
Machinery and equipment [member] | Depreciation [member]
Changes in property, plant and equipment
At the beginning of the year	(141,874,096)	(134,441,145)
Disposals	10,648,223	620,718
Of the Year	(6,249,082)	(8,053,669)
At the end of the year	(137,474,955)	$ (141,874,096)
Vehicles [member]
Changes in property, plant and equipment
At the beginning of the year	$ 2,408,353
Useful Life	5 years	5 years
At the end of the year	$ 1,606,784	$ 2,408,353
Vehicles [member] | Gross carrying amount
Changes in property, plant and equipment
At the beginning of the year	4,680,048	6,549,765
Additions	894,687	328,213
Disposals	(2,435,445)	(2,197,930)
At the end of the year	3,139,290	4,680,048
Vehicles [member] | Depreciation [member]
Changes in property, plant and equipment
At the beginning of the year	(2,271,695)	(2,781,063)
Disposals	2,418,030	1,645,332
Of the Year	(1,678,841)	(1,135,964)
At the end of the year	(1,532,506)	$ (2,271,695)
Right of use assets
Changes in property, plant and equipment
At the beginning of the year	$ 10,428,220
Useful Life	5 years	5 years
At the end of the year	$ 12,579,691	$ 10,428,220
Right of use assets | Gross carrying amount
Changes in property, plant and equipment
At the beginning of the year	26,337,613	27,467,286
Additions	15,247,466	11,534,251
Disposals	(13,593,461)	(12,663,924)
At the end of the year	27,991,618	26,337,613
Right of use assets | Depreciation [member]
Changes in property, plant and equipment
At the beginning of the year	(15,909,393)	(15,742,075)
Disposals	12,338,073	12,612,210
Of the Year	(11,840,607)	(12,779,528)
At the end of the year	(15,411,927)	(15,909,393)
Construction in progress [member]
Changes in property, plant and equipment
At the beginning of the year	16,755,526
At the end of the year	16,122,695	16,755,526
Construction in progress [member] | Gross carrying amount
Changes in property, plant and equipment
At the beginning of the year	16,755,526	16,204,015
Additions	6,489,458	6,509,091
Disposals	(7,122,289)	(5,957,580)
At the end of the year	16,122,695	$ 16,755,526
Land and buildings [member]
Changes in property, plant and equipment
At the beginning of the year	$ 80,838,760
Useful Life	50 years	50 years
At the end of the year	$ 79,024,317	$ 80,838,760
Land and buildings [member] | Gross carrying amount
Changes in property, plant and equipment
At the beginning of the year	90,236,550	96,846,925
Revaluation	(266,908)	(6,566,680)
Disposals		(43,695)
At the end of the year	89,969,642	90,236,550
Land and buildings [member] | Depreciation [member]
Changes in property, plant and equipment
At the beginning of the year	(9,397,790)	(7,645,306)
Of the Year	(1,547,535)	(1,752,484)
At the end of the year	$ (10,945,325)	$ (9,397,790)